Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Pangaea Logistics Solutions Ltd.
Entity Central Index Key	0001606909
Entity Filer Category	Smaller Reporting Company